Expense Example - Carillon Reams Core Plus Bond Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 454
Expense Example, with Redemption, 3 Years	642
Expense Example, with Redemption, 5 Years	845
Expense Example, with Redemption, 10 Years	1,432
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	513
Expense Example, with Redemption, 5 Years	892
Expense Example, with Redemption, 10 Years	1,956
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	183
Expense Example, with Redemption, 5 Years	337
Expense Example, with Redemption, 10 Years	787
Class R-3
Expense Example:
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	441
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	1,803
Class R-5
Expense Example:
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	539
Expense Example, with Redemption, 10 Years	1,265
Class R-6
Expense Example:
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	463
Expense Example, with Redemption, 10 Years	1,094
Class Y
Expense Example:
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	283
Expense Example, with Redemption, 5 Years	502
Expense Example, with Redemption, 10 Years	$ 1,131